SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Government grants, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and development and advertising costs
Research and development expenses	¥ 40,049	¥ 21,627	¥ 13,915
Advertising costs	14,778	7,454	6,332
Government grants
Deferred government grants in other long-term liabilities	6,196	6,507
Deferred government grants in accrued expenses and other payables		6,003
Capitalized interest
Total interest costs	1,402,015	1,040,898	749,730
Less: interest costs capitalized	(85,509)	(72,205)	(93,544)
Interest expenses	1,316,506	968,693	¥ 656,186
Debt issuance costs
Unamortised debt issuance costs	226,085	273,822
Other long-term liabilities
Government grants
Deferred government grants in other long-term liabilities	6,196	6,507
Accrued expenses and other payables
Government grants
Deferred government grants in accrued expenses and other payables	¥ 0	¥ 6,003